Borrowings - Additional Information - Financial Lease Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Sep. 29, 2015	Aug. 31, 2014	Dec. 20, 2012
Disclosure of detailed information about borrowings [line items]
Carrying value	€ 1,721,064	€ 1,342,471		€ 1,156,031
AMS8 data center [member] | Buildings [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	15,900					€ 15,900
AMS8 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	€ 14,800
AMS7 data center [member] | Buildings [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of building amounts							€ 6,500
AMS7 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of land amounts							€ 5,800
PAR7 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value								€ 20,900

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.